Other income and other net (losses)/gains (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of other income and other net losses

	For the six months ended June 30,
	2022 $	2021 $
Government subsidies	101,936	7,932
Bank interest income	927	2,018
Net exchange (losses)/gains	(704,295)	319,359
Dividend income	9,862	—
Sundry income	6,231	26,734

	(585,339)	356,043

	Year ended December 31,
	2021 $	2020 $	2019 $
Government subsidies (note)	7,932	513,860	—
Bank interest income	3,980	8,043	15,506
Net exchange gains/(losses)	285,025	(280,360)	(52,534)
Impairment loss on interest in a joint venture (note 13(b))	—	(570,704)	—
Impairment loss on amount due from a joint venture	(176,227)	—	—
Sundry income	18,238	13,757	40,145

	138,948	(315,404)	3,117